Current and future income taxes - Effective income tax differ statutory income tax (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Effective Income Tax Rate Differs Statutory Income Tax Rate [Line Items]
Tax recovery at statutory income tax rates	$ (2,818,834)	$ (324,049)
Permanent differences	979,359	133,365
Effect of rate differentials between jurisdictions	320,965
Other		13,087
Effect of tax rate changes on future taxes	(305,647)
Change in valuation allowance	1,824,157	177,597
Income tax expense benefit